Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, equipment and software
At cost	¥ 5,800,499	$ 829,459	¥ 4,804,719
Less: accumulated depreciation	(4,494,455)	(642,697)	(3,925,392)
Property, equipment and software, net	1,306,044	186,762	879,327
Computer equipment, office equipment and purchased software
Property, equipment and software
At cost	5,599,823	800,763	4,675,976
Leasehold improvements
Property, equipment and software
At cost	¥ 200,676	$ 28,696	¥ 128,743